Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Actual Basic and Diluted Earnings Per Share

The following tables reconcile actual basic and diluted earnings per share for the years ended December 31, 2012, 2011 and 2010 (in thousands except per share data).

	2012	2011	2010
Loss per share:
Numerator:
Net loss from continuing operations	$(42,019)	$(33,774)	$(13,047)
Net loss from discontinued operations	(2,615)	(5,424)	(2,650)

Net loss	$(44,634)	$(39,198)	$(15,697)

Basic loss per common share:
Basic loss per share from continuing operations	$(1.98)	$(1.75)	$(3.62)
Basic loss per share from discontinued operations	(0.12)	(0.28)	(0.74)

Basic loss per share available to common shareholders	$(2.10)	$(2.03)	$(4.36)

Diluted loss per common share:
Diluted loss per share from continuing operations(1)(2)	$(1.98)	$(1.75)	$(3.62)
Diluted loss per share from discontinued operations(1)(2)	(0.12)	(0.28)	(0.74)

Diluted loss per share available to common shareholders(1)(2)	$(2.10)	$(2.03)	$(4.36)

Denominator:
Basic	21,205,747	19,352,063	3,600,000

Diluted(1)(2)	21,205,747	19,352,063	3,600,000

(1)	The computation of diluted EPS did not include 487,314 options and 4,240,521 warrants for the year ended December 31, 2012, as the effect of their inclusion would have been anti-dilutive.
(2)	The computation of diluted EPS did not include 627,419 options, 4,240,521 warrants and 3,507 shares of restricted stock for the year ended December 31, 2011, as the effect of their inclusion would have been anti-dilutive.

Reconciliation of Pro Forma Basic and Diluted Earnings Per Share

	2011	2010
Loss per share:
Numerator:
Net loss from continuing operations(1)(3)	$(33,596)	$(9,986)
Net loss from discontinued operations(1)(3)	(5,424)	(2,650)

Net loss(1)(3)	$(39,020)	$(12,636)

Basic loss per common share:
Basic loss per share from continuing operations	$(1.74)	$(2.77)
Basic loss per share from discontinued operations	(0.28)	(0.74)

Basic loss per share available to common shareholders	$(2.02)	$(3.51)

Diluted loss per common share:
Diluted loss per share from continuing operations(2)	$(1.74)	$(2.77)
Diluted loss per share from discontinued operations(2)	(0.28)	(0.74)

Diluted loss per share available to common shareholders(2)	$(2.02)	$(3.51)

Denominator:
Basic	19,352,063	3,600,000

Diluted(2)	19,352,063	3,600,000

(1)	Reflects a reduction of interest expense $178,000, net of tax and $3.1 million for the years ended December 31, 2011 and 2010, respectively, due to the conversion of our promissory note in favor of IMPEX Enterprises, Ltd. into shares of our common stock, which occurred prior to the closing of our initial public offering, and the conversion of our promissory note in favor of Branch Office of Skarbonka Sp. z o.o into a $30.0 million debenture, and the conversion of that $30.0 million debenture into shares of our common stock, which occurred immediately prior to the closing of our initial public offering.
(2)	The computation of diluted EPS did not include 627,419 options, 4,240,521 warrants and 3,507 shares of restricted stock for the year ended December 31, 2011, as the effect of their inclusion would have been anti-dilutive.
(3)	For the pro forma period for the years ended December 31, 2011 and 2010, the results of the Company being treated for the pro forma presentation as a “C” corporation resulted in no impact to the consolidated balance sheet or statement of operations. The primary reasons for this are that the losses produce no current benefit and any net operating losses generated and other deferred assets (net of liabilities) at that time would have been fully reserved due to historical operating losses. The Company, therefore, has not recorded any pro forma tax provision.